SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Product Information [Line Items]
Advertising Expense	$ 29,377	$ 5,021	$ 66,511		$ 12,161	$ 52,132	$ 30,904
Shipping, Handling and Transportation Costs	2,857	$ 0	$ 21,773		$ 25,112	$ 25,062	$ 803,970
Effective Income Tax Rate Reconciliation, Percent			0.00%		0.00%	0.00%	0.00%
Concentration Risk, Percentage			13.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 2,583,925		$ 2,583,925	$ 2,539,170		$ 2,539,170	$ 2,508,735	$ 1,653,723
Statutory Accounting Practices, Statutory Capital and Surplus, Variations				appropriations are based on after-tax net earnings as determined in accordance with the PRC generally accepted accounting principles, after offsetting any prior years losses. Appropriation to the statutory surplus reserve is based on an amount at least equal to 10% of after-tax net earnings until the reserve is equal to 50% of the entitys registered capital. Appropriation to the statutory public welfare fund is based on 5% to 10% of after-tax net earnings and is not mandatory.
Effective Vat Rate On Product			17.00%
Use Rights [Member]
Product Information [Line Items]
Finite-Lived Intangible Asset, Useful Life						50 years
Value Added Tax [Member]
Product Information [Line Items]
Effective Income Tax Rate Reconciliation, Percent						13.00%
One Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage						13.00%	10.00%
Two Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage							10.00%
Vendors One [Member]
Product Information [Line Items]
Entity Wide Purchase Major Vendor Percentage			100.00%
Supplier Concentration Risk [Member]
Product Information [Line Items]
Entity Wide Purchase Major Vendor Percentage		10.00%
Supplier Concentration Risk [Member] | Navel Oranges [Member]
Product Information [Line Items]
Entity Wide Purchase Major Vendor Percentage			23.00%		25.00%
Supplier Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Entity Wide Purchase Major Vendor Percentage					13.00%
Supplier Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Entity Wide Purchase Major Vendor Percentage	37.00%		26.00%
Supplier Concentration Risk [Member] | Vendors One [Member]
Product Information [Line Items]
Concentration Risk, Percentage						66.86%	20.30%
Supplier Concentration Risk [Member] | Vendors Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage						20.64%	16.27%
Supplier Concentration Risk [Member] | Vendors Three [Member]
Product Information [Line Items]
Concentration Risk, Percentage							10.40%
Supplier Concentration Risk [Member] | Vendors Four [Member]
Product Information [Line Items]
Concentration Risk, Percentage							10.12%